Fair Value (Fair Value of Assets and Liabilities by Level Measured on a Recurring Basis) (Details) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Obligations to return securities received as collateral	¥ 3,267,775		¥ 3,229,321
Fair Value, Assets Measured on Recurring Basis, Total	83,974,735		78,775,728
Fair Value, Liabilities Measured on Recurring Basis, Total	13,637,878		12,431,084
Trading securities classified as equity securities valued at net asset value	193,249		304,120
Unfunded commitment of trading securities classified as equity securities valued at net asset value	5,780		6,455
Real estate funds classified as other assets valued at net asset value	7,332		7,050
Hedged funds classified as other assets valued at net asset value	3,986		4,002
Private equity funds classified as other assets valued at net asset value	3,220		3,972
Unfunded commitment of real estate funds classified as other assets valued at net asset value	1,940		2,758
Unfunded commitment of hedged funds classified as other assets valued at net asset value	2,542		3,325
Unfunded commitment of private equity funds classified as other assets valued at net asset value	2,901		3,532
Debt Securities [Member] | Trading Account Assets [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Trading account assets, Trading securities	2,872,355		4,575,034
Debt Securities [Member] | Trading Account Assets [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 1 [Member]
Trading account assets, Trading securities	2,739,773		4,480,316
Debt Securities [Member] | Trading Account Assets [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 2 [Member]
Trading account assets, Trading securities	132,582		94,718
Debt Securities [Member] | Trading Account Assets [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 3 [Member]
Trading account assets, Trading securities
Debt Securities [Member] | Trading Account Assets [Member] | Japanese Prefectural and Municipal Bonds [Member]
Trading account assets, Trading securities	70,279		91,076
Debt Securities [Member] | Trading Account Assets [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 1 [Member]
Trading account assets, Trading securities
Debt Securities [Member] | Trading Account Assets [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 2 [Member]
Trading account assets, Trading securities	70,279		91,076
Debt Securities [Member] | Trading Account Assets [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 3 [Member]
Trading account assets, Trading securities
Debt Securities [Member] | Trading Account Assets [Member] | Foreign Governments and Official Institutions Bonds [Member]
Trading account assets, Trading securities	8,015,165		6,896,647
Debt Securities [Member] | Trading Account Assets [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 1 [Member]
Trading account assets, Trading securities	6,857,423		6,237,215
Debt Securities [Member] | Trading Account Assets [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 2 [Member]
Trading account assets, Trading securities	1,042,185		487,898
Debt Securities [Member] | Trading Account Assets [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 3 [Member]
Trading account assets, Trading securities	115,557		171,534
Debt Securities [Member] | Trading Account Assets [Member] | Corporate Bonds [Member]
Trading account assets, Trading securities	1,831,440		1,567,612
Debt Securities [Member] | Trading Account Assets [Member] | Corporate Bonds [Member] | Level 1 [Member]
Trading account assets, Trading securities
Debt Securities [Member] | Trading Account Assets [Member] | Corporate Bonds [Member] | Level 2 [Member]
Trading account assets, Trading securities	1,277,076		1,072,625
Debt Securities [Member] | Trading Account Assets [Member] | Corporate Bonds [Member] | Level 3 [Member]
Trading account assets, Trading securities	554,364		494,987
Debt Securities [Member] | Trading Account Assets [Member] | Residential Mortgage-Backed Securities [Member]
Trading account assets, Trading securities	2,515,557		1,658,752
Debt Securities [Member] | Trading Account Assets [Member] | Residential Mortgage-Backed Securities [Member] | Level 1 [Member]
Trading account assets, Trading securities	2,151,410		1,402,188
Debt Securities [Member] | Trading Account Assets [Member] | Residential Mortgage-Backed Securities [Member] | Level 2 [Member]
Trading account assets, Trading securities	310,459		200,096
Debt Securities [Member] | Trading Account Assets [Member] | Residential Mortgage-Backed Securities [Member] | Level 3 [Member]
Trading account assets, Trading securities	53,688		56,468
Debt Securities [Member] | Trading Account Assets [Member] | Commercial Mortgage-Backed Securities [Member]
Trading account assets, Trading securities	39,076		17,315
Debt Securities [Member] | Trading Account Assets [Member] | Commercial Mortgage-Backed Securities [Member] | Level 1 [Member]
Trading account assets, Trading securities
Debt Securities [Member] | Trading Account Assets [Member] | Commercial Mortgage-Backed Securities [Member] | Level 2 [Member]
Trading account assets, Trading securities
Debt Securities [Member] | Trading Account Assets [Member] | Commercial Mortgage-Backed Securities [Member] | Level 3 [Member]
Trading account assets, Trading securities	39,076		17,315
Debt Securities [Member] | Trading Account Assets [Member] | Asset-Backed Securities [Member]
Trading account assets, Trading securities	440,303		516,362
Debt Securities [Member] | Trading Account Assets [Member] | Asset-Backed Securities [Member] | Level 1 [Member]
Trading account assets, Trading securities
Debt Securities [Member] | Trading Account Assets [Member] | Asset-Backed Securities [Member] | Level 2 [Member]
Trading account assets, Trading securities	86,468		127,301
Debt Securities [Member] | Trading Account Assets [Member] | Asset-Backed Securities [Member] | Level 3 [Member]
Trading account assets, Trading securities	353,835		389,061
Debt Securities [Member] | Trading Account Assets [Member] | Other Debt Securities [Member]
Trading account assets, Trading securities	6,896		5,166
Debt Securities [Member] | Trading Account Assets [Member] | Other Debt Securities [Member] | Level 1 [Member]
Trading account assets, Trading securities
Debt Securities [Member] | Trading Account Assets [Member] | Other Debt Securities [Member] | Level 2 [Member]
Trading account assets, Trading securities	6,896		5,166
Debt Securities [Member] | Trading Account Assets [Member] | Other Debt Securities [Member] | Level 3 [Member]
Trading account assets, Trading securities
Debt Securities [Member] | Trading Account Assets [Member] | Commercial Paper [Member]
Trading account assets, Trading securities	1,457,637		1,473,625
Debt Securities [Member] | Trading Account Assets [Member] | Commercial Paper [Member] | Level 1 [Member]
Trading account assets, Trading securities
Debt Securities [Member] | Trading Account Assets [Member] | Commercial Paper [Member] | Level 2 [Member]
Trading account assets, Trading securities	1,457,637		1,473,625
Debt Securities [Member] | Trading Account Assets [Member] | Commercial Paper [Member] | Level 3 [Member]
Trading account assets, Trading securities
Trading Account Assets [Member] | Trading Securities [Member]
Trading securities	18,791,655	[1]	18,807,609	[1]
Trading Account Assets [Member] | Trading Securities [Member] | Level 1 [Member]
Trading securities	12,644,634	[1]	13,308,112	[1]
Trading Account Assets [Member] | Trading Securities [Member] | Level 2 [Member]
Trading securities	5,009,610	[1]	4,332,959	[1]
Trading Account Assets [Member] | Trading Securities [Member] | Level 3 [Member]
Trading securities	1,137,411	[1]	1,166,538	[1]
Trading Account Assets [Member] | Equity Securities [Member]
Trading account assets, Trading securities	1,542,947	[2]	2,006,020	[2]
Trading Account Assets [Member] | Equity Securities [Member] | Level 1 [Member]
Trading account assets, Trading securities	896,028	[2]	1,188,393	[2]
Trading Account Assets [Member] | Equity Securities [Member] | Level 2 [Member]
Trading account assets, Trading securities	626,028	[2]	780,454	[2]
Trading Account Assets [Member] | Equity Securities [Member] | Level 3 [Member]
Trading account assets, Trading securities	20,891	[2]	37,173	[2]
Trading Account Assets [Member] | Trading Derivative Assets [Member]
Trading derivative assets	10,033,140		8,855,467
Interest rate contracts	7,420,538
Foreign exchange contracts	2,314,500
Equity contracts	81,778
Commodity contracts	171,323
Credit derivative contracts	45,001
Trading Account Assets [Member] | Trading Derivative Assets [Member] | Level 1 [Member]
Trading derivative assets	76,514		25,878
Interest rate contracts	14,201
Foreign exchange contracts	169
Equity contracts	48,101
Commodity contracts	14,043
Credit derivative contracts
Trading Account Assets [Member] | Trading Derivative Assets [Member] | Level 2 [Member]
Trading derivative assets	9,854,646		8,446,637
Interest rate contracts	7,391,719
Foreign exchange contracts	2,232,386
Equity contracts	32,266
Commodity contracts	154,768
Credit derivative contracts	43,507
Trading Account Assets [Member] | Trading Derivative Assets [Member] | Level 3 [Member]
Trading derivative assets	101,980		382,952
Interest rate contracts	14,618
Foreign exchange contracts	81,945
Equity contracts	1,411
Commodity contracts	2,512
Credit derivative contracts	1,494
Debt Securities [Member] | Investment Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Investment securities, Securities available for sale by type	44,719,622		39,432,861
Debt Securities [Member] | Investment Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 1 [Member]
Investment securities, Securities available for sale by type	43,813,364		38,324,775
Debt Securities [Member] | Investment Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 2 [Member]
Investment securities, Securities available for sale by type	906,258		1,108,086
Debt Securities [Member] | Investment Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 3 [Member]
Investment securities, Securities available for sale by type
Debt Securities [Member] | Investment Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Investment securities, Securities available for sale by type	200,281		280,900
Debt Securities [Member] | Investment Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 1 [Member]
Investment securities, Securities available for sale by type
Debt Securities [Member] | Investment Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 2 [Member]
Investment securities, Securities available for sale by type	199,227		277,831
Debt Securities [Member] | Investment Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 3 [Member]
Investment securities, Securities available for sale by type	1,054		3,069
Debt Securities [Member] | Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Investment securities, Securities available for sale by type	988,791		1,345,226
Debt Securities [Member] | Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 1 [Member]
Investment securities, Securities available for sale by type	723,020		1,223,777
Debt Securities [Member] | Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 2 [Member]
Investment securities, Securities available for sale by type	135,362		33,852
Debt Securities [Member] | Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 3 [Member]
Investment securities, Securities available for sale by type	130,409		87,597
Debt Securities [Member] | Investment Securities [Member] | Corporate Bonds [Member]
Investment securities, Securities available for sale by type	3,139,542		3,474,648
Debt Securities [Member] | Investment Securities [Member] | Corporate Bonds [Member] | Level 1 [Member]
Investment securities, Securities available for sale by type
Debt Securities [Member] | Investment Securities [Member] | Corporate Bonds [Member] | Level 2 [Member]
Investment securities, Securities available for sale by type	1,131,570		1,311,183
Debt Securities [Member] | Investment Securities [Member] | Corporate Bonds [Member] | Level 3 [Member]
Investment securities, Securities available for sale by type	2,007,972		2,163,465
Debt Securities [Member] | Investment Securities [Member] | Residential Mortgage-Backed Securities [Member]
Investment securities, Securities available for sale by type	1,138,571		941,411
Debt Securities [Member] | Investment Securities [Member] | Residential Mortgage-Backed Securities [Member] | Level 1 [Member]
Investment securities, Securities available for sale by type	2,587		3,839
Debt Securities [Member] | Investment Securities [Member] | Residential Mortgage-Backed Securities [Member] | Level 2 [Member]
Investment securities, Securities available for sale by type	1,112,201		910,745
Debt Securities [Member] | Investment Securities [Member] | Residential Mortgage-Backed Securities [Member] | Level 3 [Member]
Investment securities, Securities available for sale by type	23,783		26,827
Debt Securities [Member] | Investment Securities [Member] | Commercial Mortgage-Backed Securities [Member]
Investment securities, Securities available for sale by type	30,390		53,295
Debt Securities [Member] | Investment Securities [Member] | Commercial Mortgage-Backed Securities [Member] | Level 1 [Member]
Investment securities, Securities available for sale by type
Debt Securities [Member] | Investment Securities [Member] | Commercial Mortgage-Backed Securities [Member] | Level 2 [Member]
Investment securities, Securities available for sale by type	22,243		38,820
Debt Securities [Member] | Investment Securities [Member] | Commercial Mortgage-Backed Securities [Member] | Level 3 [Member]
Investment securities, Securities available for sale by type	8,147		14,475
Debt Securities [Member] | Investment Securities [Member] | Asset-Backed Securities [Member]
Investment securities, Securities available for sale by type	452,390		327,818
Debt Securities [Member] | Investment Securities [Member] | Asset-Backed Securities [Member] | Level 1 [Member]
Investment securities, Securities available for sale by type
Debt Securities [Member] | Investment Securities [Member] | Asset-Backed Securities [Member] | Level 2 [Member]
Investment securities, Securities available for sale by type	421,598		260,723
Debt Securities [Member] | Investment Securities [Member] | Asset-Backed Securities [Member] | Level 3 [Member]
Investment securities, Securities available for sale by type	30,792		67,095
Debt Securities [Member] | Investment Securities [Member] | Other Debt Securities [Member]
Investment securities, Securities available for sale by type	960		1,037
Debt Securities [Member] | Investment Securities [Member] | Other Debt Securities [Member] | Level 1 [Member]
Investment securities, Securities available for sale by type
Debt Securities [Member] | Investment Securities [Member] | Other Debt Securities [Member] | Level 2 [Member]
Investment securities, Securities available for sale by type			47
Debt Securities [Member] | Investment Securities [Member] | Other Debt Securities [Member] | Level 3 [Member]
Investment securities, Securities available for sale by type	960		990
Investment Securities [Member] | Securities Available for Sale [Member]
Investment securities, Securities available for sale	54,435,634		50,411,876
Investment Securities [Member] | Securities Available for Sale [Member] | Level 1 [Member]
Investment securities, Securities available for sale	48,178,801		43,871,776
Investment Securities [Member] | Securities Available for Sale [Member] | Level 2 [Member]
Investment securities, Securities available for sale	4,053,521		4,176,491
Investment Securities [Member] | Securities Available for Sale [Member] | Level 3 [Member]
Investment securities, Securities available for sale	2,203,312		2,363,609
Investment Securities [Member] | Marketable Equity Securities [Member]
Investment securities, Securities available for sale by type	3,765,087		4,554,680
Investment Securities [Member] | Marketable Equity Securities [Member] | Level 1 [Member]
Investment securities, Securities available for sale by type	3,639,830		4,319,385
Investment Securities [Member] | Marketable Equity Securities [Member] | Level 2 [Member]
Investment securities, Securities available for sale by type	125,062		235,204
Investment Securities [Member] | Marketable Equity Securities [Member] | Level 3 [Member]
Investment securities, Securities available for sale by type	195		91
Investment Securities [Member] | Other Investment Securities [Member]
Investment securities, Other investment securities	37,024		35,026
Investment Securities [Member] | Other Investment Securities [Member] | Level 1 [Member]
Investment securities, Other investment securities
Investment Securities [Member] | Other Investment Securities [Member] | Level 2 [Member]
Investment securities, Other investment securities	1,116		1,122
Investment Securities [Member] | Other Investment Securities [Member] | Level 3 [Member]
Investment securities, Other investment securities	35,908		33,904
Others [Member]
Other Assets	677,282	[3],[4]	665,750	[3],[4]
Other liabilities	461,129	[5]	512,937	[5]
Others [Member] | Level 1 [Member]
Other Assets	432,154	[3],[4]	442,086	[3],[4]
Other liabilities		[5]		[5]
Others [Member] | Level 2 [Member]
Other Assets	229,825	[3],[4]	206,447	[3],[4]
Other liabilities	442,946	[5]	467,590	[5]
Others [Member] | Level 3 [Member]
Other Assets	15,303	[3],[4]	17,217	[3],[4]
Other liabilities	18,183	[5]	45,347	[5]
Trading Account Liabilities [Member]
Trading securities sold, not yet purchased	30,568		168,649
Trading Account Liabilities [Member] | Trading Derivative Liabilities [Member]
Interest rate contracts	7,330,318
Foreign exchange contracts	2,279,273
Equity contracts	84,343
Commodity contracts	137,269
Credit derivative contracts	47,203
Trading derivative liabilities	9,878,406		8,520,177
Trading Account Liabilities [Member] | Trading Derivative Liabilities [Member] | Level 1 [Member]
Interest rate contracts	2,116
Foreign exchange contracts	279
Equity contracts	19,581
Commodity contracts	8,671
Credit derivative contracts
Trading derivative liabilities	30,647		77,470
Trading Account Liabilities [Member] | Trading Derivative Liabilities [Member] | Level 2 [Member]
Interest rate contracts	7,253,626
Foreign exchange contracts	2,229,960
Equity contracts	52,870
Commodity contracts	127,065
Credit derivative contracts	45,407
Trading derivative liabilities	9,708,928		8,031,143
Trading Account Liabilities [Member] | Trading Derivative Liabilities [Member] | Level 3 [Member]
Interest rate contracts	74,576
Foreign exchange contracts	49,034
Equity contracts	11,892
Commodity contracts	1,533
Credit derivative contracts	1,796
Trading derivative liabilities	138,831		411,564
Trading Account Liabilities [Member] | Level 1 [Member]
Trading securities sold, not yet purchased	27,988		166,020
Trading Account Liabilities [Member] | Level 2 [Member]
Trading securities sold, not yet purchased	2,580		2,629
Trading Account Liabilities [Member] | Level 3 [Member]
Trading securities sold, not yet purchased
Level 1 [Member]
Obligations to return securities received as collateral	3,069,717		3,071,320
Fair Value, Assets Measured on Recurring Basis, Total	61,332,103		57,647,852
Fair Value, Liabilities Measured on Recurring Basis, Total	3,128,352		3,314,810
Level 2 [Member]
Obligations to return securities received as collateral	198,058		158,001
Fair Value, Assets Measured on Recurring Basis, Total	19,148,718		17,163,656
Fair Value, Liabilities Measured on Recurring Basis, Total	10,352,512		8,659,363
Level 3 [Member]
Obligations to return securities received as collateral
Fair Value, Assets Measured on Recurring Basis, Total	3,493,914		3,964,220
Fair Value, Liabilities Measured on Recurring Basis, Total	¥ 157,014		¥ 456,911

[1]	Includes securities under fair value option.
[2]	Includes investments valued at net asset value of ¥304,120 million and ¥193,249 million at March 31, 2010 and 2011, respectively. The unfunded commitments related to these investments at March 31, 2010 and 2011 are ¥6,455 million and ¥5,780 million, respectively. These investments are mainly hedge funds.
[3]	Includes interest-earning deposits in other banks, receivables under resale agreements, securities under lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
[4]	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2010 were ¥7,050 million, ¥4,002 million and ¥3,972 million, respectively, and those at March 31, 2011 were ¥7,332 million, ¥3,986 million and ¥3,220 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2010 were ¥2,758 million, ¥3,325 million and ¥3,532 million, respectively, and those at March 31, 2011 were ¥1,940 million, ¥2,542 million and ¥2,901 million, respectively.
[5]	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.